Income Taxes - Schedule of Loss Before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
U.S. Operations	$ (95,555)	$ (213,971)	$ (81,049)
Foreign Operations	237	197	98
Loss before income taxes	$ (95,318)	$ (213,774)	$ (80,951)